Revenue and expenses (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Share	Dec. 31, 2019 USD ($) Share
Revenue And Expenses [Line Items]
Variable consideration adjustment	$ 6,668	$ (16,295)
Stock options granted | Share	1,581,385	0
Impairment loss recognised in profit or loss, property, plant and equipment		$ 322,249
Employee share purchase plan, matching contribution, percentage	75.00%	75.00%
Bottom of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%	1.00%
Top of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%	10.00%
Manitoba [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage	10.00%	10.00%
Peru [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage	8.00%	8.00%